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                                  BB&T FUNDS

                        SUPPLEMENT DATED APRIL 18, 2002
                        TO THE TRUST SHARES PROSPECTUS,
              CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS, AND
               SMALL COMPANY GROWTH FUND TRUST SHARES PROSPECTUS
                          EACH DATED JANUARY 30, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT WHICH IS CONTAINED IN THE PROSPECTUS. PLEASE KEEP THIS SUPPLEMENT AND READ IT TOGETHER WITH THE PROSPECTUS.

BB&T Asset Management, LLC, investment adviser to BB&T Funds, has terminated the investment sub-advisory agreement with BlackRock Financial Management, Inc. with respect to the BB&T Small Company Growth Fund and has assumed responsibility for the day-to-day management of the Fund.

ACCORDINGLY, THE FOLLOWING CHANGES HAVE BEEN MADE:

1. Under the heading "The Investment Sub-Advisers" on page 85 of the Trust Shares prospectus and page 88 of the Class A, Class B and Class C Shares prospectus, the information regarding the Small Company Growth Fund is deleted in its entirety.

2. Information under the heading "Portfolio Managers" on page 86 of the Trust Shares prospectus and page 88 of the Class A, Class B and Class C Shares prospectus is deleted in its entirety and replaced with the following:

         All investment decisions for each BB&T Fund are made by a team of investment professionals, all of whom take an active part in the decision making process.

3. The heading "The Investment Sub-Adviser" and all information under it on page 12 of the Small Company Growth Fund Trust Shares prospectus is deleted in its entirety.

4. Information under the heading "Portfolio Managers" on page 12 of the Small Company Growth Fund Trust Shares prospectus is deleted in its entirety and replaced with the following:

         All investment decisions for the Small Company Growth Fund are made by a team of investment professionals, all of whom take an active part in the decision making process.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE APPLICABLE PROSPECTUS FOR FUTURE REFERENCE.

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                                  BB&T FUNDS

                        SUPPLEMENT DATED APRIL 18, 2002
                  TO THE STATEMENT OF ADDITIONAL INFORMATION
                            DATED JANUARY 30, 2002

THIS SUPPLEMENT PROVIDES UPDATED INFORMATION REGARDING THE MANAGEMENT OF THE BB&T SMALL COMPANY GROWTH FUND. PLEASE KEEP THIS SUPPLEMENT AND READ IT TOGETHER WITH THE STATEMENT OF ADDITIONAL INFORMATION.

BB&T Asset Management, LLC, investment adviser to BB&T Funds, has terminated the investment sub-advisory agreement with BlackRock Financial Management, Inc. with respect to the BB&T Small Company Growth Fund and has assumed responsibility for the day-to-day management of the Fund.

ACCORDINGLY, INFORMATION REGARDING THE SMALL COMPANY GROWTH FUND UNDER THE SECTION ENTITLED "SUB-ADVISERS" ON PAGE 56 OF THE STATEMENT OF ADDITIONAL INFORMATION IS DELETED AND REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

         Small Company Growth Fund. Prior to April 1, 2002, investment sub-advisory and management services were provided to the Small Company Growth Fund by BlackRock Financial Management, Inc. ("BFMI") (formerly PNC Equity Advisors Company), an indirect majority-owned subsidiary of PNC Financial Services Group, Inc., pursuant to a Sub-Advisory Agreement ("Sub-Advisory Agreement") dated as of February 1, 2001 between BB&T Asset Management and BFMI.

         For the fiscal years ended September 30, 2001, September 30, 2000, and September 30, 1999, BB&T paid BFMI $780,566, $914,127 and $507,543, respectively, for sub-advisory services to the Small Company Growth Fund.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE APPLICABLE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.